Annual Fund Operating Expenses - Recurrent MLP & Infrastructure Fund - Recurrent MLP & Infrastructure Fund Class I	Feb. 27, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.23%
Expenses (as a percentage of Assets)	1.13%